Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Operating Segment (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of operating segments [line items]
Average Earning Assets	$ 1,305,072	$ 1,235,830
Canadian Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	342,361	319,518
U.S. Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	235,855	230,500
All Other Operating Segments [member]
Disclosure of operating segments [line items]
Average Earning Assets	$ 726,856	$ 685,812